Fair values - Schedule of fair values of financial instruments carried on a cost basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and equivalents (excluding securities with original maturities up to 3 months)
Restricted cash	$ 18	$ 30
Restricted cash, non-current	0	300
Carrying value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,697	2,422
Time deposits	2,459	1,737
Restricted cash	18	30
Restricted cash, non-current		300
Marketable securities and short-term investments (excluding securities)
Time deposits		300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,500	1,357
Long-term debt (excluding finance lease obligations)	4,976	4,043
Total fair value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,697	2,422
Time deposits	2,459	1,737
Restricted cash	18	30
Restricted cash, non-current		300
Marketable securities and short-term investments (excluding securities)
Time deposits		300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,500	1,357
Long-term debt (excluding finance lease obligations)	4,843	4,292
Total fair value | Level 1
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,697	2,422
Restricted cash	18	30
Restricted cash, non-current		300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,068	1,288
Long-term debt (excluding finance lease obligations)	4,813	4,234
Total fair value | Level 2
Cash and equivalents (excluding securities with original maturities up to 3 months)
Time deposits	2,459	1,737
Marketable securities and short-term investments (excluding securities)
Time deposits		300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,432	69
Long-term debt (excluding finance lease obligations)	$ 30	$ 58